MAIN BUYWRITE ETF
SCHEDULE OF INVESTMENTS (Unaudited)
January 31, 2025

Shares					Fair Value
	EXCHANGE-TRADED FUNDS — 114.1%
	EQUITY - 114.1%
641,800	Communication Services Select Sector SPDR Fund(a)				$ 65,707,484
274,900	Consumer Discretionary Select Sector SPDR Fund(a)				63,823,533
357,600	Invesco Nasdaq 100 ETF(a)				76,880,424
572,600	SPDR S&P 500 ETF Trust(a)				344,602,132
779,500	Utilities Select Sector SPDR Fund(a)				60,707,460
359,600	VanEck Semiconductor ETF(a)(b)				87,605,752
	TOTAL EXCHANGE-TRADED FUNDS (Cost $560,235,030)				699,326,785

	TOTAL INVESTMENTS - 114.1% (Cost $560,235,030)				$ 699,326,785
	CALL OPTIONS WRITTEN - (17.1)% (Premiums received - $91,453,211)				(104,858,421)
	OTHER ASSETS IN EXCESS OF LIABILITIES- 3.0%				18,195,790
	NET ASSETS - 100.0%				$ 612,664,154

Contracts(c)
	WRITTEN EQUITY OPTIONS - (17.1)%	Expiration Date	Exercise Price	Notional Value
	CALL OPTIONS WRITTEN- (17.1)%
6,418	Communication Services Select Sector SPDR Fund	06/20/2025	$ 88	$ 56,478,400	$ 10,750,150
1,171	Consumer Discretionary Select Sector SPDR Fund	06/20/2025	190	22,249,000	5,562,250
1,578	Consumer Discretionary Select Sector SPDR Fund	06/20/2025	200	31,560,000	6,012,180
3,576	Invesco Nasdaq 100 ETF	06/20/2025	195	69,732,000	9,637,320
2,066	SPDR S&P 500 ETF Trust	06/20/2025	500	103,300,000	23,413,978
3,660	SPDR S&P 500 ETF Trust	12/19/2025	560	204,960,000	27,997,170
7,795	Utilities Select Sector SPDR Fund	06/20/2025	69	53,785,000	8,009,363
3,596	VanEck Semiconductor ETF	06/20/2025	220	79,112,000	13,476,010
	TOTAL EQUITY OPTIONS WRITTEN (Proceeds - $91,453,211)				$ 104,858,421

ETF	- Exchange-Traded Fund
SPDR	- Standard & Poor's Depositary Receipt

(a)	All or a portion of the security is held as collateral for written options. As of January 31, 2025, the fair value of the securities held as collateral was $699,326,785.
(b)	Non-income producing security.
(c)	Each option contract allows the holder of the option to purchase or sell 100 shares of the underlying security.